20. Provision, Contingencies, and Commitments	12 Months Ended
Dec. 31, 2017
Provision Contingencies And Commitments
Provision, Contingencies, and Commitments

a.	Provisions for tax, civil, and labor risks

The Company and its subsidiaries are parties in tax, civil, environmental, regulatory, and labor disputes at the administrative and judiciary levels, which, when applicable, are backed by escrow deposits. Provisions for losses are estimated and updated by Management based on the opinion of the Company’s legal department and its external legal advisors.

The table below demonstrates the breakdown of provisions by nature and its movement:

Provisions	Balance on 12/31/2016	Additions	Write-offs	Monetary restatement	Opening balance CBL S.A.	Balance on 12/31/2017

IRPJ and CSLL (a.1.1)	473,490	-	(2,163)	25,285	19,217	515,829
PIS and COFINS (a.1.2)	141,112	-	(109,463)	3,278	-	34,927
ICMS	17,099	1,864	(7,795)	533	100,083	111,784
Civil, environmental and regulatory claims (a.2.1)	69,350	22,026	(3,269)	330	859	89,296
Labor litigation (a.3.1)	65,162	23,973	(11,899)	1,145	4,044	82,425
IPI	-	-	-	-	78,067	78,067
Other	13,569	634	(1,401)	584	82	13,468

Total	779,782	48,497	(135,990)	31,155	202,352	925,796

Current	52,694					64,550
Non-current	727,088					861,246

Some of the provisions above involve, in whole or in part, escrow deposits.

Balances of escrow deposits are as follows:

	2017	2016

Tax matters	659,062	643,423
Labor litigation	71,074	70,392
Civil and other	92,524	64,955

Total – non-current assets	822,660	778,770

a.1)	Provisions for Tax Matters and Social Security

a.1.1) On October 7, 2005, the subsidiaries Cia. Ultragaz and Bahiana filed for and obtained a preliminary injunction to recognize and offset PIS and COFINS credits on LPG purchases, against other taxes levied by the RFB, notably IRPJ and CSLL. The decision was confirmed by a trial court on May 16, 2008. Under the preliminary injunction, the subsidiaries made escrow deposits for these debits which amounted to R$ 483,485 as of December 31, 2017 (R$ 457,868 as of December 31, 2016). On July 18, 2014, a second instance unfavorable decision was published and the subsidiaries suspended the escrow deposits, and started to pay income taxes from that date. To revert the court decision, the subsidiaries presented a writ of prevention which was dismissed on December 30, 2014, and the subsidiaries appealed this decision on February 3, 2015. Appeals were also presented to the respective higher courts (STJ and STF) whose final trial are pending.

a.1.2) The subsidiaries Oxiteno S.A., Oxiteno Nordeste, Cia. Ultragaz, Tequimar, Tropical Transportes Ipiranga Ltda., EMCA, IPP and Extrafarma filed for a preliminary injunction seeking the deduction of ICMS from their PIS and COFINS tax bases. On March 15, 2017, in a decision with general repercussion, the Federal Supreme Court (STF) decided that the ICMS does not make up the calculation of PIS and COFINS tax bases. Therefore, supported by its legal advisors, on March 31, 2017, Oxiteno Nordeste and IPP reversed the provision in the amount of R$ 109,463 in 2017.

The Company emphasizes that it is possible for the STF to restrict the effects of the judgment or to decide that the effectiveness will be reached after its final decision or other time that may be fixed. Despite the favorable context, until there is effective final decision, the causes may be reassessed, which could result in the recognition of new provisions in the future.

a.2) Provisions for Civil, Environmental and Regulatory Claims

a.2.1) The Company and its subsidiaries maintained provisions for lawsuits and administrative proceedings, mainly derived from contracts entered into with customers and former services providers, as well as proceedings related to environmental and regulatory issues in the amount of R$ 89,296 as of December 31, 2017 (R$ 69,350 as of December 31, 2016).

a.3)	Provisions for Labor Matters

a.3.1) The Company and its subsidiaries maintained provisions of R$ 82,425 as of December 31, 2017 (R$ 65,162 as of December 31, 2016) for labor litigation filed by former employees and by employees of our service providers mainly contesting the non-payment of labor rights.

b. Contingent Liabilities (Possible)

The Company and its subsidiaries are parties in tax, civil, environmental, regulatory, and labor claims whose loss prognosis is assessed as possible (proceedings whose chance of loss is 50% or less) by the Company’s legal departments based on the opinion of its external legal advisors and, based on this assessment, these claims were not recognized in the financial statements. The estimated amount of this contingency is R$ 2,576,583 as of December 31, 2017 (R$ 2,252,637 as of December 31, 2016).

b.1) Contingent Liabilities for Tax Matters and Social Security

The Company and its subsidiaries have contingent liabilities for tax matters and social security in the amount of R$ 1,709,435 as of December 31, 2017 (R$ 1,519,658 as of December 31, 2016), mainly represented by:

b.1.1) The subsidiary IPP and its subsidiaries have assessments invalidating the offset of excise tax (“IPI”) credits in connection with the purchase of raw materials used in the manufacturing of products which sales are not subject to IPI under the protection of tax immunity. The amount of this contingency is R$ 166,003 as of December 31, 2017 (R$ 169,889 as of December 31, 2016).

b.1.2) The subsidiary IPP and its subsidiaries have legal proceedings related to ICMS. The total amount involved in these proceedings, was R$ 618,774 as of December 31, 2017 (R$ 626,393 as of December 31, 2016). Such proceedings arise mostly of the disregard of ICMS credits amounting to R$ 307,255 (R$ 283,367 as of December 31, 2016), of which R$ 121,891 (R$ 113,889 as of December 31, 2016) refer to proportional reversal requirement of ICMS credits related to the acquisition of hydrated alcohol; of alleged non-payment in the amount of R$ 113,999 (R$ 108,786 as of December 31, 2016); and inventory differences in the amount of R$ 149,171 (R$ 147,031 as of December 31, 2016) related to the leftovers or faults due to temperature changes or product handling.

b.1.3) The Company and its subsidiaries are parties to administrative and judicial suits involving Income Tax, Social Security Contribution, PIS and COFINS, substantially about denials of offset claims and credits disallowance which total amount is R$ 645,868 as of December 31, 2017 (R$ 450,120 as of December 31, 2016), mainly represented by:

b.1.3.1) In the first quarter of 2017, the subsidiary IPP received a tax assessment related to the IRPJ and CSLL resulting from the supposedly undue amortization of the goodwill paid on acquisition of a subsidiary, in the amount of R$ 187,027 as of December 31, 2017, which includes the amount of the income taxes, interest and penalty. Management assessed the likelihood of the tax assessment, supported by the opinion of its legal advisors, as “possible”, and therefore did not recognize a provision for this contingent liability.

b.2) Contingent Liabilities for Civil, Environmental and Regulatory Claims

The Company and its subsidiaries have contingent liabilities for civil, environmental and regulatory claims in the amount of R$ 593,437, totaling 2,783 lawsuits as of December 31, 2017 (R$ 480,065, totaling 2,329 lawsuits as of December 31, 2016), mainly represented by:

b.2.1) The subsidiary Cia. Ultragaz is party to an administrative proceeding before CADE based on alleged anti-competitive practices in the State of Minas Gerais in 2001. The CADE entered a decision against Cia. Ultragaz and imposed a penalty of R$ 32,315 as of December 31, 2017 (R$ 31,281 as of December 31, 2016). The imposition of such administrative decision was suspended by a court order and its merit is being judicially reviewed.

b.2.2) In 2016, the subsidiary Cia. Ultragaz became party to two administrative proceedings filed by CADE, related to allegations of anti-competitive practices: i) one of the proceedings relate to practices in the State of Paraíba and other Northeast States, in which the subsidiary Bahiana is part along with Cia. Ultragaz. On this proceeding, Cia. Ultragaz and Bahiana signed a Cessation Commitment Agreement (TCC) with CADE, approved on November 22, 2017, in the amount of R$ 95,987, to be paid in 8 (eight) equal installments updated semiannualy by SELIC, with maturity of the first one in 180 (one hundred and eighty) days from the date of publication of the approval. Three employees and one former employee signed TCC in the total amount of R$ 1,100. With the TCC, the administrative proceeding will be suspended in relation to the Cia. Ultragaz and Bahiana until final decision.; ii) the second proceeding relate to practices in the Federal District and around, in which only Cia. Ultragaz is part. On this proceeding, Cia. Ultragaz signed a TCC with CADE, approved on September 6, 2017, in the amount of R$ 2,154, to be paid in a single installment, with maturity in 180 (one hundred and eighty) days from the date of publication of the approval. Two former employees signed TCC in the amount of R$ 50 each. With the TCC, the administrative proceeding will be suspended in relation to the Cia. Ultragaz until final decision.

b.2.3) The subsidiary IPP became party to two administrative proceedings filed by CADE, related to allegations of anti-competitive practices in the city of Joinville, State of Santa Catarina and around the city of Belo Horizonte, State of Minas Gerais. As of December 31, 2017, as a result of these administrative proceedings, no fine had been imposed to the subsidiary. Supported by the opinion of external legal counsel that classified the probability of loss as “remote”, Management did not recognize a provision for this contingency as of December 31, 2017.

b.2.4) On November 29, 2016, a technical opinion was issued by the Operational Support Center for Execution (Centro de Apoio Operacional à Execução - CAEX), a technical body linked to the São Paulo State Public Prosecutor (“MPE”), presenting a proposal of compensation for the alleged environmental damages caused by the fire on April 2nd, 2015 at the Santos Terminal of the subsidiary Tequimar. This technical opinion is non-binding, with no condemnatory or sanctioning nature, and will still be evaluated by the authorities and parties. The subsidiary disagrees with the methodology and the assumptions adopted in the proposal and is negotiating an agreement with the MPE and the Brazilian Federal Public Prosecutor (“MPF”), and currently there is no civil lawsuit filed on the matter. The negotiations relate to in natura repair of the any damages. In case of adverse conclusion of the negotiations with the MPE and MPF, the payments related to the project costs may affect the future Company’s financial statements in addition to the amounts already recognized. In addition, the MPF denounced the subsidiary Tequimar in the criminal sphere, which shall wait for the court summons in order to take the necessary measures for its defense. For more information see Note 33.

b.3) Contingent Liabilities for Labor Matters

The Company and its subsidiaries have contingent liabilities for labor matters in the amount of R$ 273,711, totaling 1,899 lawsuits as of December 31, 2017 (R$ 252,914, totaling 1,484 lawsuits as of December 31, 2016), mainly represented by:

b.3.1) In 1990, the Petrochemical Industry Labor Union (Sindiquímica), of which the employees of Oxiteno Nordeste and EMCA, companies located in the Camaçari Petrochemical Complex, are members, filed separate lawsuits against the subsidiaries demanding the compliance with the fourth section of the collective labor agreement, which provided for a salary adjustment in lieu of the salary policies practiced. In the same year, a collective labor dispute was also filed by the Union of Employers (SINPEQ) against Sindiquímica, requiring the recognition of the loss of effectiveness of such fourth section. The decisions rendered on the individual claims which were favorable to the subsidiaries Oxiteno Nordeste and EMCA are final and unappealable. The collective labor dispute remains pending trial by STF. In 2010, some companies in the Camaçari Petrochemical Complex signed an agreement with Sindiquímica and reported the fact in the collective labor dispute. In October 2015, Sindiquímica filed enforcement lawsuits against all Camaçari Petrochemical Complex companies that have not yet made settlements, including Oxiteno Nordeste and EMCA.

c. Lubricants operation between IPP and Chevron

In the process of transaction of the lubricants operation in Brazil between Chevron and subsidiary IPP (see Note 3.c), it was agreed that each shareholder is responsible for any claims arising out of acts, facts or omissions prior to the transaction. The liability provisions of the Chevron shareholder in the amount of R$ 3,452 are reflected in the consolidation of these financial statements, as well as the contingent liabilities identified in the date of acquisition, whose provision amount of R$ 198,900 was recognized as a business combination on December 1, 2017. The amounts of provisions of Chevron's liability recognized in the business combination will be reimbursed to subsidiary CBLSA in the event of losses and an indemnity asset was hereby constituted in the same amount, without the need to establish a provision for uncollectible amounts.